Share capital and share based payments	12 Months Ended
Dec. 31, 2021
Share capital and share based payments
Share capital and share based payments
8	Share capital and share based payments
a)	Share capital

As of December 31, 2021, the Company had an unlimited number of common shares authorized for issuance (2020 – unlimited) and 60,733,803 common shares outstanding (2020 – 53,422,024).

b)	Equity financings

On December 4, 2020, the Company closed a bought deal offering comprised of 1,968,000 common shares issued from treasury and offered by the Company at a price of $6.10 per share for total gross proceeds of $12,004,800, including the full exercise by the underwriters of the over-allotment option. The offering was completed by a syndicate of underwriters. In consideration for their services, the underwriters received aggregate compensation equal to 6% of the gross proceeds of the offering. The Company incurred additional share issuance costs of $1,386,913 in connection with the offering.

On June 14, 2021, the Company closed a public offering comprised of 5,665,025 common shares issued from treasury and offered by the Company at a price of US$10.15 (CAD$12.25) per share for gross proceeds to the Company of US$57,500,003 (CAD$69,396,556). The offering was completed by a syndicate of underwriters. In consideration for their services, the underwriters received aggregate compensation equal to 5.5% of the gross proceeds of the offering. The Company incurred additional share issuance costs of $1,640,742 in connection with the offering which was recorded as a reduction of equity.

c)	Stock Option Plan and Omnibus Incentive Plan

The Company has a stock option plan (the “Stock Option Plan”), deferred share unit plan (the “Deferred Share Unit Plan”) and an omnibus long-term incentive plan (the “Omnibus Incentive Plan”). Since the adoption of the Omnibus Incentive Plan by shareholders on June 16, 2020, the Company has stopped issuing new stock options under its Stock Option Plan and new DSUs under its Deferred Share Unit plan. Previously issued stock options and DSUs remain outstanding and are governed by the plans under which they were initially issued.

Under the Stock Option Plan, the Board of Directors granted stock options to employees, officers, directors and consultants of the Company. The expiry date of options granted under the Stock Option Plan typically did not exceed five years from the grant date. The vesting schedule was at the discretion of the Board of Directors and was generally annually over a three-year period. The exercise price of options was equal to the market price per share on the day preceding the grant date.

The Omnibus Incentive Plan allows for a variety of equity-based awards to be granted to officers, directors, employees, and consultants (in the case of stock options, PSUs and RSUs) and non-employee directors (in the case of DSUs). Stock options, PSUs, RSUs and DSUs are collectively referred to herein as “Awards”. Each Award represents the right to receive common shares, or in the case of PSUs, RSUs and DSUs, common shares or cash, in accordance with the terms of the Omnibus Incentive Plan.

The maximum number of common shares reserved for issuance, in the aggregate, under the Omnibus Incentive Plan, the Stock Option Plan, the Deferred Share Unit Plan of the Company and any other security-based compensation arrangement, collectively, is 15% of the aggregate number of common shares issued and outstanding from time to time.

(Expressed in Canadian dollars)

As at December 31, 2021, the Company was entitled to issue a maximum of 9,110,070 equity-based awards, collectively under the Omnibus Incentive Plan, the existing Stock Option Plan, the existing DSU Plan and any other security-based compensation arrangement.

The following table summarizes the continuity of options issued under the Stock Option Plan:

	December 31,		December 31,
	2021		2020
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	of options	$	of options	$
Outstanding – Beginning of year	1,865,519	1.69	3,409,886	1.45
Granted	3,333	1.06	350,000	1.64
Forfeited or cancelled	(29,334)	1.06	(760,885)	1.19
Exercised	(745,517)	1.41	(1,133,482)	1.29

Outstanding – End of year	1,094,001	1.90	1,865,519	1.69

Options exercisable – End of year	877,001	1.99	1,099,687	2.02

The following table summarizes the continuity of options issued under the Omnibus Incentive Plan:

	December 31,		December 31,
	2021		2020
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	of options	$	of options	$
Outstanding – Beginning of year	35,000	2.09	—	—
Granted	—	—	45,000	2.09
Forfeited or cancelled	—	—	(10,000)	2.09
Exercised	(11,666)	2.09	—	—

Outstanding – End of year	23,334	2.09	35,000	2.09

Options exercisable – End of year	—	—	—	—

(Expressed in Canadian dollars)

A summary of the Company’s combined stock options and Omnibus options outstanding under the above plans is as follows:

	December 31,
	2021

		Weighted	Weighted
Range of		average	average
exercise		remaining	number of
prices	Number of	contractual	options
$	options	life (years)	exercisable
0.96	3,333	1.67	3,333
1.06	74,634	1.75	74,634
1.13	68,333	3.42	55,000
1.14	10,000	1.92	10,000
1.15	20,000	2.92	13,333
1.27	8,334	2.67	5,000
1.55	58,033	2.42	18,700
1.59	185,000	3.17	51,668
1.71	506,334	2.25	485,333
1.94	40,000	0.92	40,000
2.09	23,334	3.67	—
4.12	7,500	0.42	7,500
4.47	22,500	0.67	22,500
4.60	90,000	0.25	90,000

	1,117,335		877,001

	December 31,
	2020

		Weighted	Weighted
Range of		average	average
exercise		remaining	number of
prices	Number of	contractual	options
$	options	life (years)	exercisable
0.64	166,667	2.42	—
0.96	37,333	2.67	667
1.06	198,835	2.75	110,334
1.13	95,000	4.42	—
1.14	10,000	2.92	6,667
1.15	20,000	3.92	6,667
1.27	10,000	3.67	3,334
1.55	83,017	3.42	4,351
1.59	235,000	4.17	—
1.71	794,667	3.25	752,667
1.94	70,000	0.67	70,000
2.09	35,000	4.67	—
4.12	17,500	1.42	17,500
4.47	27,500	1.67	27,500
4.60	100,000	1.25	100,000

	1,900,519		1,099,687

(Expressed in Canadian dollars)

During the year ended December 31, 2021, the Company recorded share-based compensation expense under the Black-Scholes option pricing model, related to stock options granted to employees, officers, directors and consultants of the Company of $5,329,438 (2020 – $998,307).

During the year ended December 31, 2021, the Company granted 3,333 (2020 – 350,000) stock options to employees, officers, directors, and consultants of the Company. Of those options, nil (2020 – 255,000) options were granted to officers or employees of the Company. 3,333 (2020 – nil) options were granted to consultants as compensation for services rendered.

During the year ended December 31, 2021, 745,517 options were exercised at a weighted average exercise price of $1.41 per option, for gross proceeds of $1,054,673 (2020 – 1,133,482 were exercised at a weighted average price of $1.29 for gross proceeds of $1,465,658).

During the year ended December 31, 2021, the Company granted nil (2020 – 45,000) options under the Omnibus Incentive Plan with a weighted average exercise price of $nil (2020 – $2.09) to employees, officers, and directors.

During the year ended December 31, 2021, 11,666 (2020 – nil) options under the Omnibus Incentive Plan were exercised.

Share-based compensation expense was determined based on the fair value of the options at the date of measurement using the Black-Scholes option pricing model with the weighted average assumptions for options granted during the year ended December 31, 2021 and 2020 as follows:

	2021	2020
	$	$
Weighted average grant date fair value of options granted	$1.45	$1.45
Weighted average assumptions used
Expected option life	5 years	5 years
Risk-free interest rate	1.45%	1.45%
Expected volatility	87%	101%

The expected volatility was estimated based on the historical volatility of the Company’s common shares that covers the expected life of the options granted. The expected option life was estimated based on historical data and represents the numbers of years the options are expected to be outstanding. The risk-free rate was estimated based on the Government of Canada marketable bonds with a term that covers the expected life of the options granted.

d)	Deferred share units

During the year ended December 31, 2021, the Company issued 63,876 (2020 – 204,008) DSUs to independent directors and consultants of the Company, vesting every year in the measure of one third. During the year ended December 31, 2021, 578,053 DSUs were exercised (2020 – 981,578).

e)	Restricted share units

During the year ended December 31, 2021, the Company issued 952,967 (2020 – 1,321,074) RSUs to employees, officers, directors, and consultants of the Company. During the year ended December 31, 2021, 271,697 (2020 – 97,129) RSUs were exercised.